UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

					      FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2006

Check here if Amendment:	___ Amendment Number:	___
This Amendment (Check only one.)___ is a restatement.
     				___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Red Comb, LLC
Address:	2 Hamill Road, Suite 272
		Baltimore, MD  21210

Form 13F File Number:	28-6469

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		David R. Wilmerding, III
Title:		Managing Member
Phone:		410.385.2645

Signature, Place and Date of Signing:

/s/ David R. Wilmerding, III
_______________________________
Signature				Baltimore, MD		April 18, 2006


Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:	0

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:			31
Form 13F Information Table Value Total:			66,500(x$1000)


List of Other Included Managers:

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/  	SH/ 	INVSTMT   VOTING AUTHORITY
        NAME OF ISSUER         CLASS    CUSIP           (x1000) PRN AMT  	PRN  	DSCRETN SOLE     SHARED NONE
------------------------------ -------  --------        ------- --------- 	-----   ------- -------- ------ -----

American Tower			COM	029912201	6074	200344		SH	Sole	113706		86638
Armor Holdings			COM	042260109	2535	43488		SH	Sole	8960		34528
Authentidate Holding Corp.	COM	052666104	1956	501425		SH	Sole	501425
BJ's Restaurants Inc.		COM	09180C106	2970	110000		SH	Sole	110000
Bankrate Inc.			COM	06646V108	2152	49400		SH	Sole	49400
Blue Coat Systems Inc.		COM	09534T508	1129	51950		SH	Sole	51950
Central Garden & Pet Co.	COM	153527106	1751	32946		SH	Sole	8275		24671
Click Commerce, Inc.		COM	18681D208	1197	50000		SH	Sole	50000
CoStar Group Inc.		COM	22160N109	1379	26569		SH	Sole	6759		19810
Connetics			COM	208192104	3442	203305		SH	Sole	203305
Davita Inc.			COM	23918K108	1588	26375		SH	Sole	7342		19033
Dick's Sporting Goods Inc.	COM	253393102	1779	44854		SH	Sole	10524		34330
Earthlink Inc.			COM	270321102	955	100000		SH	Sole	100000
Flir Systems			COM	302445101	1702	59910		SH	Sole	13630		46280
Genius Products, Inc.		COM	37229R206	1283	716700		SH	Sole	716700
Gevity Hr Inc.			COM	374393106	792	32395		SH	Sole	8498		23897
Homestore.com Inc.		COM	437852106	4002	610014		SH	Sole	406213		203801
Inyx Inc.			COM	461868101	1235	411500		SH	Sole	411500
Langer Inc.			COM	515707107	1338	300600		SH	Sole	300600
McAfee, Inc.			COM	579064106	2723	111900		SH	Sole	73977		37923
Microstrategy			COM	594972408	3698	35125		SH	Sole	35125
Nautilus Group Inc.		COM	63910B102	682	45594		SH	Sole	11267		34327
Opsware Inc.			COM	68383A101	5405	630675		SH	Sole	419147		211528
SRS Labs, Inc.			COM	78464M106	602	100000		SH	Sole	100000
Salix Pharmaceuticals Ltd.	COM	795435106	768	46487		SH	Sole	12717		33770
Scientific Games Corp.		COM	80874P109	2445	69588		SH	Sole	14619		54969
Symyx Technologies Inc.		COM	87155S108	3594	129567		SH	Sole	91506		38061
United Surgical Partners Inter	COM	913016309	1075	30361		SH	Sole	8250		22111
Vasco Data Security Intl.	COM	92230Y104	1636	200000		SH	Sole	200000
Vitesse				COM	928497106	3446	962500		SH	Sole	616897		345603
Wind River Systems		COM	973149107	1169	93923		SH	Sole	28504		65419
